Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Comprehensive Income Loss [Line Items]
Cumulative translation adjustment	$ (41,099)		$ (25,576)		$ (35,775)
Fair value of derivative intruments, net of tax	(209)	[1]	(294)	[1]	259
Pension and other postretirement liability adjustment, net of tax	(1,764)	[2]	(1,818)	[2]	(819)
Total accumulated other comprehensive loss	$ (43,072)		$ (27,688)		$ (36,335)

[1]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."
[2]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."